Income tax incurred and deferred: (Details 4) - MXN ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current tax assets, current		$ 82,891	$ 111,738
Income tax
Current tax assets, current		74,885	101,664
Asset tax
Current tax assets, current	[1]	$ 8,006	$ 10,074

[1]	The balance as of December 31, 2017, was requested in return, at the date of this financial statements issuance said balance has not yet been recovered.